Warrants (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrants (Details) [Line Items]
Business combination effective date			12 months		12 months
Public warrants expiration term	5 years		5 years		5 years
Stock price			$ 18.00		$ 18.00
Exercise price of warrants	$ 11.50		11.50		11.50
Issue price per share	$ 9.20		$ 9.20		$ 9.20
Percentage of gross proceeds on total equity proceeds			60.00%		60.00%
Warrants percentage			115.00%		115.00%
Redemption of warrants percentage			180.00%		180.00%
Derivative liability	$ 446,473		$ 446,473		$ 323,251	$ 4,499,172
Recorded gains losses	806,665	$ 3,604,499	806,665	$ 3,604,499
Warrant [Member]
Warrants (Details) [Line Items]
Recorded gains losses	$ 278,788	$ 123,221	$ 278,788	$ 123,221
Class A Common Stock [Member]
Warrants (Details) [Line Items]
Trading days			20 days		20 days
Issue price per share	$ 9.20		$ 9.20		$ 9.20
Public Warrants [Member]
Warrants (Details) [Line Items]
Warrants outstanding	8,654,860		8,654,860		8,654,860	8,654,860
Redemption price per public warrant			$ 0.01		$ 0.01
Stock price			$ 18.00		$ 18.00
Trading days			20 days		20 days
Private Placement Warrants [Member]
Warrants (Details) [Line Items]
Warrants outstanding	291,872		291,872		291,872	291,872